SEGMENT INFORMATION - Noncurrent Assets by Geographic Region (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Non-current assets	$ 38,956	$ 17,537
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	2,182	2,032
United States of America
Disclosure of geographical areas [line items]
Non-current assets	8,214	3,823
Europe
Disclosure of geographical areas [line items]
Non-current assets	7,141	3,765
Australia
Disclosure of geographical areas [line items]
Non-current assets	5,110	746
Canada
Disclosure of geographical areas [line items]
Non-current assets	6,610	2,403
Other
Disclosure of geographical areas [line items]
Non-current assets	2,588	416
Brazil
Disclosure of geographical areas [line items]
Non-current assets	4,582	4,205
Mexico
Disclosure of geographical areas [line items]
Non-current assets	$ 2,529	$ 147